Net Earnings Per Common Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	3,230,000	2,039,000	3,496,000